Annual Fund Operating Expenses - Vanguard Long-Term Tax-Exempt Bond ETF - ETF Shares	Oct. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.09%	[1]

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.